Inventories - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Finished products	[1]	R$ 168,328	R$ 145,006
Work in process		52,322	34,502
Raw materials		20,485	31,033
Imports in progress		2,642	1,143
Right to returned goods	[2]	5,855	10,552
Inventories		R$ 249,632	222,236
Vasta Platform (Successor)
Inventories
Finished products			145,006	R$ 140,746
Work in process			34,502	26,953
Raw materials			31,033	79,720
Imports in progress			1,143	850
Right to returned goods	[3]		10,552	13,913
Inventories			R$ 222,236	R$ 262,182

[1]	That amounts are net of slow-moving items and net realizable value.
[2]	Represents the Company’s right to recover products from customers where customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations. The right to returned goods provision has been reducing due to changes in the commercial approach alongside with main distributors that allows the Company to be more assertive on sales, even in times of COVID- 19, even though sales returns as of December 31, 2020 increased against 2019. See Note 24.
[3]	Represents the Business’ right to recover products from customers where customers exercise their right of return under the Business’ returns policies.